Federal Funds Sold or Purchased, Securities Financing Agreements and Short-term Borrowings - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Federal Funds Sold or Purchased, Securities Financing Agreements and Short-Term Borrowings [Line Items]
Federal funds sold	$ 0	$ 0	$ 600,000,000
Securities borrowed or purchased under agreements to resell	191,823,000,000	190,328,000,000	219,324,000,000
Federal funds purchased	14,000,000	186,000,000	1,151,000,000
Securities loaned or sold under agreements to repurchase	201,263,000,000	197,920,000,000	292,108,000,000
Short-term borrowings	31,172,000,000	45,999,000,000	30,731,000,000
Maturity period (greater than)	7 days
Federal funds purchased
Federal Funds Sold or Purchased, Securities Financing Agreements and Short-Term Borrowings [Line Items]
Average liability amount during year	147,000,000	191,000,000	384,000,000
Maximum month-end balance during year	213,000,000	195,000,000	1,211,000,000
Weighted average interest rate	0.00%	0.00%	0.17%
Average liability rate during year (percent)	0.05%	0.06%	0.11%
Securities loaned or sold under agreements to repurchase
Federal Funds Sold or Purchased, Securities Financing Agreements and Short-Term Borrowings [Line Items]
Average liability amount during year	215,645,000,000	257,409,000,000	281,516,000,000
Maximum month-end balance during year	239,984,000,000	319,608,000,000	319,401,000,000
Weighted average interest rate	0.98%	0.92%	1.11%
Average liability rate during year (percent)	0.99%	0.81%	0.98%
Short-term borrowings
Federal Funds Sold or Purchased, Securities Financing Agreements and Short-Term Borrowings [Line Items]
Average liability amount during year	41,886,000,000	43,816,000,000	36,500,000,000
Maximum month-end balance during year	51,409,000,000	48,387,000,000	40,129,000,000
Weighted average interest rate	1.47%	1.55%	3.08%
Average liability rate during year (percent)	1.08%	1.89%	2.22%
Federal funds sold
Federal Funds Sold or Purchased, Securities Financing Agreements and Short-Term Borrowings [Line Items]
Average asset outstanding amount	3,000,000	7,000,000	351,000,000
Maximum month-end asset outstanding amount	12,000,000	35,000,000	600,000,000
Weighted average interest rate	0.00%	0.00%	0.54%
Average asset outstanding rate (percent)	0.90%	0.69%	0.43%
Securities borrowed or purchased under agreements to resell
Federal Funds Sold or Purchased, Securities Financing Agreements and Short-Term Borrowings [Line Items]
Average asset outstanding amount	222,480,000,000	224,324,000,000	235,691,000,000
Maximum month-end asset outstanding amount	240,110,000,000	249,791,000,000	252,985,000,000
Weighted average interest rate	0.47%	0.60%	0.92%
Average asset outstanding rate (percent)	0.47%	0.55%	0.64%
Bank of America, N.A.
Federal Funds Sold or Purchased, Securities Financing Agreements and Short-Term Borrowings [Line Items]
Short-term bank notes outstanding	14,600,000,000	15,100,000,000
Bank Notes | Bank of America, N.A.
Federal Funds Sold or Purchased, Securities Financing Agreements and Short-Term Borrowings [Line Items]
Debt authorized	$ 75,000,000,000